Note 12. Financial Instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Note 12. Financial Instruments

12. FINANCIAL INSTRUMENTS

Fair Values

The Company’s financial instruments consist of cash, accounts receivable; advances and deposits, accounts payable and accrued liabilities, loans payable, customer deposits and advances from shareholders. The fair values of these financial instruments approximate their carrying values due to the short-term maturity of these instruments. The Company’s only financial instruments carried at fair value on the balance sheet is cash, which is classified at Level 1 and is measured using quoted market prices. Furthermore, there were no transfers of financial instruments between Levels 1, 2, and 3 during the year ended December 31, 2012.

Foreign Currency Risk

Foreign currency risk is the risk that changes in the rates of exchange on foreign currencies will impact the financial position or cash flows of the Company. The Company’s functional currency is the Canadian dollar, thus the Company is exposed to foreign currency risks in relation to certain payables and receivables that are to be settled in US funds. Management monitors its foreign currency exposure regularly to minimize the risk of an adverse impact on its cash flows.

Concentration of Credit Risk

Concentration of credit risk is the risk of loss in the event that certain counterparties are unable to fulfill its obligations to the Company. The Company limits its exposure to credit loss on its cash by placing its cash with high credit quality financial institutions. The Company does not have any cash in excess of federally insured limits. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily accounts receivable.

The Company is exposed to moderate credit risk on its accounts receivable from its customers.  In order to reduce its credit risk, the Company has adopted credit policies which include the analysis of the financial position of its customers and regular review of their credit terms. During the years ended December 31, 2012 and 2011, the Company did not have significant bad debts arising on its accounts receivable and as of December 31, 2012 and 2011, the Company’s allowance for doubtful accounts is $Nil.

Liquidity Risk

Liquidity risk is the risk that the Company’s cash flows from operations will not be sufficient for the Company to continue operating and discharge is liabilities. The Company is exposed to liquidity risk as its continued operation is dependent upon its ability to obtain financing, either in the form of debt or equity, or achieving profitable operations in order to satisfy its liabilities as they come due.

As of December 31, 2012, the Company is in arrears on a promissory note of $67,844 for failure to make repayment upon partial receipt of the secured account receivable during the year. As discussed in note 13, the Company went into arrears on another promissory note of $77,895 upon collecting an account receivable on March 27, 2013 and failing to make the required repayment, however both of the above notes were subsequently recollateralized with the account receivable of a new client order.